Supplement dated March 6, 2009,

supplementing the Statement of Additional Information,

dated May 1, 2008,

as may be revised or supplemented from time to time

of Hansberger International Series.

401 East Las Olas Boulevard

Suite 1700

Fort Lauderdale, Florida 33301

Telephone No. 954-522-5150

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and should be read in conjunction with the Prospectus and SAI.

Effective immediately, Jonathan P. Mason’s information in the table in the section “Trustees and Officers of the Trust” and applicable footnotes are updated as follows:

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held

Jonathan P. Mason (1958)	Trustee since 2007 Audit Committee Member

Chief Financial Officer,

Fonterra Co-operative Ltd.

(dairy products); formerly,

Chief Financial Officer, Cabot

Corp. (specialty chemicals);

formerly, Vice President and

Treasurer, International Paper

Company; formerly, Chief

Financial Officer, Carter Holt

Harvey (forest products)

40 None

* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on September 14, 2007.

** Each person listed above, except as noted, holds the same position(s) with the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Gateway Trust and the Natixis Cash Management Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series. Previous positions during the past five years with Natixis Distributors, L.P. (the “Distributor”), Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), or Loomis, Sayles & Company, L.P. are omitted if not materially different from a Trustee’s or officer’s current position with such entity.

*** The Trustees of the Trusts serve as trustees of a fund complex that includes all series of the Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series (collectively, the “Fund Complex”).